UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549
                             FORM 13F
                        FORM 13F COVER PAGE

Report for the Quarter Ended:   March 31, 2002

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding
                                              entries.

Institutional Investment Manager Filing this Report:

Name:          Marietta Investment Partners, LLC
Address:       100 East Wisconsin Avenue, Suite 2650
               Milwaukee, WI 53202

Form 13F File No:   028-05741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Christine M. Smyth
Title:         Development Director
Phone:         (414) 289-9080
Signature, Place, and Date of Signing:



 /s/ Christine M. Smyth           Milwaukee, WI       May 7, 2002
---------------------------    -------------------   ------------
       (Signature)                (City/State)          (Date)

Report Type (Check only one.):

[ X ]     13F Holdings Report (Check here if all holdings of this
     reporting manager are reported in this report.)

[   ]     13F Notice (Check here if no holdings reported are in
     this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F Combination Report (Check here if a portion of the
     holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           62

Form 13F Information Table Value Total:   $  201,217 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
None
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Marietta Investment Partners
FORM 13F
31-Mar-02



                                                                                          Voting Authority
                                                                                         ------------------

                                Title
                                 of              Value   Shares/  Sh/ Put/ Invsmt Othr
Name of Issuer                  class   CUSIP   (x$1000)  Prn Amt Prn Call Dscrtn Mgrs  Sole     Shrd None
------------------------------  ----- --------- -------  -------  --- ---  ------ ----  -------  ---- -----
ABBOTT LABS                     COM   002824100    2,956   56,200 SH       Sole          56,200
AIR PRODS & CHEMS INC.          COM   009158106    1,290   24,980 SH       Sole          24,980
AMERICAN INTL GROUP             COM   026874107   10,560  146,380 SH       Sole         146,380
AMGEN INC.                      COM   031162100    5,458   91,460 SH       Sole          91,460
ANADARKO PETE CORP.             COM   032511107    1,082   19,169 SH       Sole          19,169
ANHEUSER BUSCH COS INC.         COM   035229103      488    9,352 SH       Sole           9,352
AOL TIME WARNER INC.            COM   00184A105    2,955  124,942 SH       Sole         124,942
APACHE CORP.                    COM   037411105      665   11,700 SH       Sole          11,700
AUTOMATIC DATA PROCESS          COM   053015103    7,118  122,161 SH       Sole         122,161
BP PLC                          COM   055622104      275    5,181 SH       Sole           5,181
BRISTOL MYERS SQUIBB            COM   110122108      449   11,080 SH       Sole          11,080
CARDINAL HEALTH INC.            COM   14149Y108    3,664   51,691 SH       Sole          51,691
CISCO SYS INC.                  COM   17275R102    2,632  155,463 SH       Sole         155,463
CITIGROUP INC.                  COM   172967101    6,429  129,826 SH       Sole         129,826
COCA COLA CO.                   COM   191216100    1,095   20,950 SH       Sole          20,950
E M C CORP MASS                 COM   268648102      312   26,199 SH       Sole          26,199
EMERSON ELEC CO.                COM   291011104    4,135   72,057 SH       Sole          72,057
EXPRESS SCRIPTS INC. CL A       COM   302182100      300    5,206 SH       Sole           5,206
EXXON MOBIL CORP.               COM   30231G102    1,733   39,540 SH       Sole          39,540
FEDERAL NATL MTG ASSN.          COM   313586109    1,354   16,950 SH       Sole          16,950
FIFTH THIRD BANCORP             COM   316773100    3,540   52,461 SH       Sole          52,461
FISERV INC.                     COM   337738108   10,481  227,894 SH       Sole         227,894
GENERAL ELEC CO.                COM   369604103   10,941  292,142 SH       Sole         292,142
HEALTH MGMT ASSOC INC. CL A     COM   421933102      266   12,822 SH       Sole          12,822
HOME DEPOT INC.                 COM   437076102    4,876  100,313 SH       Sole         100,313
ILLINOIS TOOL WKS INC.          COM   452308109      561    7,750 SH       Sole           7,750
INTEL CORP.                     COM   458140100    5,047  165,971 SH       Sole         165,971
INTERNATIONAL BUS MACH          COM   459200101    3,279   31,527 SH       Sole          31,527
JOHNSON & JOHNSON               COM   478160104    8,403  129,370 SH       Sole         129,370
KIMBERLY CLARK CORP.            COM   494368103    5,172   79,995 SH       Sole          79,995
KOHLS CORP.                     COM   500255104    8,847  124,336 SH       Sole         124,336
LILLY ELI & CO.                 COM   532457108      488    6,400 SH       Sole           6,400
MARSHALL & ILSLEY CORP.         COM   571834100      405    6,500 SH       Sole           6,500
MBNA CORP.                      COM   55262L100    1,468   38,058 SH       Sole          38,058
MCDONALDS CORP.                 COM   580135101      342   12,326 SH       Sole          12,326
MEDTRONIC INC.                  COM   585055106   10,366  229,279 SH       Sole         229,279
MERCK & CO INC.                 COM   589331107    3,803   66,042 SH       Sole          66,042
MICROSOFT CORP.                 COM   594918104    7,983  132,364 SH       Sole         132,364
MOLEX INC. CL A                 COM   608554200    6,327  206,833 SH       Sole         206,833
NORTHERN TR CORP.               COM   665859104      621   10,325 SH       Sole          10,325
OMNICOM GROUP INC.              COM   681919106    3,729   39,507 SH       Sole          39,507
ORACLE CORP.                    COM   68389X105      320   24,987 SH       Sole          24,987
PAYCHEX INC.                    COM   704326107      928   23,381 SH       Sole          23,381
PENFORD CORP.                   COM   707051108    1,116   69,300 SH       Sole          69,300
PENWEST PHARMACEUTICAL          COM   709754105      529   27,259 SH       Sole          27,259
PEPSICO INC.                    COM   713448108      317    6,162 SH       Sole           6,162
PFIZER INC.                     COM   717081103    4,330  108,948 SH       Sole         108,948
PROCTER & GAMBLE CO.            COM   742718109    3,547   39,375 SH       Sole          39,375
ROYAL DUTCH PETE CO NY REG GLD  COM   780257804    1,931   35,550 SH       Sole          35,550
SALOMON BROTHERS FD             COM   795477108      312   25,000 SH       Sole          25,000
SARA LEE CORP.                  COM   803111103      271   13,074 SH       Sole          13,074
SBC COMMUNICATIONS INC.         COM   78387G103      541   14,442 SH       Sole          14,442
SCHLUMBERGER LTD.               COM   806857108    4,273   72,641 SH       Sole          72,641
STATE STR CORP.                 COM   857477103    9,198  166,094 SH       Sole         166,094
TARGET CORP.                    COM   87612E106      992   23,000 SH       Sole          23,000
TEXAS INSTRS INC.               COM   882508104    2,531   76,476 SH       Sole          76,476
TRI CONTL CORP.                 COM   895436103      539   27,831 SH       Sole          27,831
US BANCORP DEL COM NEW          COM   902973304      965   42,741 SH       Sole          42,741
VERIZON COMMUNICATIONS          COM   92343V104    4,118   89,324 SH       Sole          89,324
WAL MART STORES INC.            COM   931142103    3,276   53,455 SH       Sole          53,455
WALGREEN CO.                    COM   931422109    4,186  106,808 SH       Sole         106,808
WELLS FARGO & CO. NEW           COM   949746101    5,102  103,277 SH       Sole         103,277

REPORT SUMMARY                   62              201,217  4,261,827
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